Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.50%, 12/1/54(1)	$300	$ 300,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,010	1,094,197
		$ 1,394,197
Education — 0.9%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	$345	$ 339,233
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	1,000	1,025,278
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	310	307,338
University of Delaware, (SPA: TD Bank, N.A.), 2.50%, 11/1/35(1)	200	200,000
		$ 1,871,849
Escrowed/Prerefunded — 1.9%
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	$2,750	$ 2,751,402
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 4.00% to 12/1/32 (Put Date), 12/1/50	1,000	1,049,792
		$ 3,801,194
General Obligations — 6.6%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,031,530
5.00%, 12/1/27	500	509,147
5.00%, 12/1/30	1,250	1,281,844
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,617,011
0.00%, 6/15/29	1,000	845,812
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55(3)	1,250	1,255,540
Illinois, 5.00%, 11/1/29	1,500	1,546,258
Puerto Rico:
5.375%, 7/1/25	341	341,101
5.625%, 7/1/27	2,754	2,808,968
		$ 13,237,211
Security	Principal Amount (000's omitted)	Value
Hospital — 4.9%
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	$905	$ 920,985
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.00%, 8/1/27	2,000	2,071,092
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,694,626
New York State Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00% to 7/2/29 (Put Date), 7/1/48	3,000	3,179,086
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	982,625
		$ 9,848,414
Housing — 7.4%
Colorado Housing and Finance Authority, 3.80%, 4/1/28	$1,500	$ 1,505,716
Connecticut Housing Finance Authority, 1.05%, 5/15/29	2,000	1,738,387
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 3.70% to 12/30/27 (Put Date), 5/1/63	1,500	1,501,189
Sustainable Development Bonds, 4.30% to 11/1/28 (Put Date), 11/1/63	1,000	1,011,428
New York Housing Finance Agency:
(FHLMC), 3.57% to 11/1/31 (Put Date), 5/1/42	1,500	1,455,502
Sustainability Bonds, 3.40% to 5/1/29 (Put Date), 11/1/64	1,650	1,635,067
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.40%, 9/1/28	890	881,369
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,249,343
Virginia Housing Development Authority, 4.10%, 10/1/27	2,000	2,000,596
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	1,805	1,808,857
		$ 14,787,454
Industrial Development Revenue — 25.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,015	$ 957,613
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	750	748,971
California Municipal Finance Authority, (Waste Management, Inc.), 3.30% to 2/1/28 (Put Date), 2/1/39(2)	1,000	982,780
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 3.70%, 7/1/43(2)	1,050	1,046,422

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	$2,000	$ 1,989,600
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,285,680
Illinois Development Finance Authority, IL, (Waste Management, Inc.), (AMT), 4.25% to 11/3/25 (Put Date), 11/1/44	1,750	1,747,477
Iowa Finance Authority, (Gevo NW Iowa RNG LLC Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	2,000	1,994,227
Louisiana Offshore Terminal Authority, (Loop LLC), 4.15%, 9/1/27	1,000	1,002,460
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,296,470
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	3,094,362
Series 2008-2, 4.00%, 6/1/30	3,000	2,965,843
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	2,110	2,096,232
Michigan Strategic Fund, (Graphic Packaging International LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,500	2,486,430
Mobile Industrial Development Board, AL, (Alabama Power Co. Barry Plant), 3.30% to 3/12/26 (Put Date), 7/15/34	1,500	1,498,569
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	999,518
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(2)	4,500	4,444,689
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,355,184
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(2)	500	515,838
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	2,948,045
(AMT), 5.00%, 1/1/31	1,125	1,140,101
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	1,004,930
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	1,250	1,229,763
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	1,500	1,487,444
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	$3,000	$ 2,928,612
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	105	105,760
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(2)	1,500	1,518,333
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	2,000	1,999,527
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	2,500	2,522,771
		$ 51,393,651
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 487,411
(NPFG), 5.25%, 7/1/30	5,000	4,885,844
		$ 5,373,255
Insured - General Obligations — 1.0%
Luzerne County, PA, (AGM), 5.00%, 11/15/29	$2,000	$ 2,017,248
		$ 2,017,248
Insured - Hospital — 0.9%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.25%, 11/1/31	$1,750	$ 1,912,807
		$ 1,912,807
Insured - Lease Revenue/Certificates of Participation — 4.0%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 7,983,066
		$ 7,983,066
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	$795	$ 892,467
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,344,550
		$ 2,237,017
Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	$675	$ 734,236

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	$1,375	$ 1,383,831
		$ 2,118,067
Other Revenue — 13.7%
Black Belt Energy Gas District, AL:
4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,247,926
5.00% to 7/1/31 (Put Date), 5/1/55	1,690	1,766,686
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,092,333
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,076,193
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,039,451
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	2,000	2,097,457
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	695	705,402
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00%, 6/1/28	500	518,393
5.00%, 12/1/28	750	781,104
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,606,797
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,421,387
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54	1,100	1,153,316
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	3,851,821
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	2,000	2,094,675
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Revenue, 5.50% to 1/1/30 (Put Date), 1/1/54	2,000	2,111,073
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00% to 1/1/34 (Put Date), 1/1/55	1,750	1,820,403
		$ 27,384,417
Senior Living/Life Care — 7.0%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,365,766
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	252,997
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	250,209
5.00%, 12/1/28	250	250,261
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	130	130,166
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	$1,025	$ 1,022,376
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 4.75%, 11/15/29	1,000	1,000,287
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	245	253,792
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	1,440	1,410,415
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,151,262
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	553,800
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(2)	260	259,343
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,107,037
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	649,159
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	513,374
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(2)	1,650	1,521,143
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	502,087
5.00%, 5/1/28	750	753,788
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	1,000	1,003,158
		$ 13,950,420
Special Tax Revenue — 2.3%
Bullhead City, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 444,580
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	200	200,030
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(2)	495	495,609
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,000	989,423
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,913,474
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(2)	510	491,827
		$ 4,534,943
Student Loan — 2.2%
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 1/1/27	$3,000	$ 3,001,910
(AMT), 5.00%, 7/1/28	1,120	1,155,376

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$355	$ 355,046
		$ 4,512,332
Transportation — 13.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.92%, (SIFMA + 0.30%), 4/1/56(4)	$4,050	$ 3,947,393
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, 1/15/27	2,000	2,091,353
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	838,217
5.05%, 10/1/30	1,500	1,578,733
5.20%, 10/1/31	2,000	2,109,107
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,469,982
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,358,448
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,083,017
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(5)	10,000	9,696,400
		$ 26,172,650
Water and Sewer — 1.1%
Clairton Municipal Authority, PA, Sewer Revenue:
5.00%, 12/1/28	$1,515	$ 1,584,807
5.00%, 12/1/29	550	579,814
		$ 2,164,621
Total Tax-Exempt Municipal Obligations (identified cost $195,200,161)		$196,694,813

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.00%, 3/1/28	$1,390	$ 1,458,106
Chicago, IL:
7.375%, 1/1/33	892	973,713
7.781%, 1/1/35	1,670	1,875,592
		$ 4,307,411
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 2.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 4,247,630
		$ 4,247,630
Total Taxable Municipal Obligations (identified cost $7,680,613)		$ 8,555,041
Total Investments — 102.6% (identified cost $202,880,774)		$205,249,854
Other Assets, Less Liabilities — (2.6)%		$ (5,166,786)
Net Assets — 100.0%		$200,083,068
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $13,990,667 or 7.0% of the Trust's net assets.
(3)	When-issued security.
(4)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At April 30, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	15.5%
Others, representing less than 10% individually	84.5%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 6.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider

LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$196,694,813	$ —	$196,694,813
Taxable Municipal Obligations	—	8,555,041	—	8,555,041
Total Investments	$ —	$205,249,854	$ —	$205,249,854
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.